Exhibit 99.1

Verizon 2019-A

Monthly Investor Report

Collection Period	November 2021
Payment Date	12/20/2021
Report Month	32

I. Original Deal Parameters

	Initial Pool Balance	Initial Adjusted Pool Balance	Initial Number of Receivables	Weighted Average Remaining Installments at Initial Cutoff Date (in months)
Receivables	$1,357,039,665.98	$1,253,966,871.25	2,123,526	20.0

Offered Notes	Issuance Note Balance	Note Interest Rate	Final Maturity Date
Class A-1a Note	$900,000,000.00	2.93%	09/20/2023
Class A-1b Note	$100,000,000.00	One-Month LIBOR + 0.33%	09/20/2023
Class B Note	$69,000,000.00	3.02%	09/20/2023
Class C Note	$53,300,000.00	3.22%	09/20/2023

Total	$1,122,300,000.00

II. Class A-1b Note Interest Derivation

Interest
LIBOR Determination Date	11/18/2021
One-Month LIBOR for Interest Period	0.09113%
Spread over One-Month LIBOR	0.33%
Note Interest Rate	0.42113%
Note Balance at the beginning of the Interest Period	$31,395,546.50
Days in the Interest Period	28
Note Monthly Interest	$10,283.47
Interest Rate Cap
One-Month LIBOR for Interest Period	0.09113%
Cap Rate	2.75000%
One-Month LIBOR in excess of Cap Strike Rate	No
Notional Amount of Cap	$55,866,000.00
Days in the Interest Period	28
Cap Payment	$0.00

Verizon 2019-A

Monthly Investor Report

Collection Period Payment Date Report Month	November 2021 12/20/2021 32

III. Available Funds

Collections (Excluding Temporarily Excluded Receivables)
Payments (scheduled and delinquent)	$62,248,272.01
Prepayments in Full	$6,109,336.58
Less: Supplemental Servicing Fee, Collections on Acquired Receivables, and Collections on Written Off Receivables	$0.00
Sub-total	$68,357,608.59

Other
Acquisition Amounts (repurchases)	$469,598.38
Credit Payments	$536,357.40
Upgrade Payments	$1,155,756.72
Any amounts deposited by the Class A Certificateholder to acquire the Receivables*	$0.00
Negative Carry Account Draw Amount, and related amounts**	$0.00
Reserve Account Draw Amount, and related amounts***	$0.00
Cap Payment	$0.00
Sub-total	$2,161,712.50

Available Funds	$70,519,321.09

*	Includes Optional Acquisition, Clean-up Redemption, and Optional Redemption.
**

Deposits into the Collection Account from the Negative Carry Account and, on the first Payment Date during the Amortization Period, the entire amount on deposit in the Negative Carry Account and the Acquisition Account.

***	Any amount in excess of the Required Reserve Amount remaining on deposit in the Reserve Account after withdrawing the Reserve Account Draw Amount from the Reserve Account.

Verizon 2019-A

Monthly Investor Report

Collection Period Payment Date Report Month	November 2021 12/20/2021 32

IV. Distribution

	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture Trustee Fee	$1,000.00	$1,000.00	$0.00	$0.00	$70,518,321.09
Owner Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$70,517,071.09
Asset Representations Reviewer Fee	$416.67	$416.67	$0.00	$0.00	$70,516,654.42
Expenses of the Trustees and Asset Representations Reviewer	$0.00	$0.00	$0.00	$0.00	$70,516,654.42
Servicing Fee	$318,900.19	$318,900.19	$0.00	$0.00	$70,197,754.23
Class A-1a Note Accrued Note Interest	$689,917.13	$689,917.13	$0.00	$0.00	$69,507,837.10
Class A-1b Note Accrued Note Interest	$10,283.47	$10,283.47	$0.00	$0.00	$69,497,553.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$69,497,553.63
Class B Note Interest	$173,650.00	$173,650.00	$0.00	$0.00	$69,323,903.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$69,323,903.63
Class C Note Interest	$143,021.67	$143,021.67	$0.00	$0.00	$69,180,881.96
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$69,180,881.96
Regular Priority Principal Payment	$58,303,810.84	$58,303,810.84	$0.00	$0.00	$10,877,071.12
Accelerated Note Balances	$0.00	$0.00	$0.00	$0.00	$10,877,071.12
Additional Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$10,877,071.12
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$10,877,071.12
Acquisition Deposit Amount	$0.00	$0.00	$0.00	$0.00	$10,877,071.12
Negative Carry Deposit Amount	$0.00	$0.00	$0.00	$0.00	$10,877,071.12
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$10,877,071.12
Additional Fees and Expenses of the Trustees and Asset Representations Reviewer	$0.00	$0.00	$0.00	$0.00	$10,877,071.12
Additional Issuer Expenses	$0.00	$0.00	$0.00	$0.00	$10,877,071.12
Equity Interest to the Certificateholders	$10,877,071.12	$10,877,071.12	$0.00	$0.00	$0.00

Total	$70,519,321.09	$70,519,321.09	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$58,303,810.84
Accelerated Note Balances	$0.00

Total	$58,303,810.84

Verizon 2019-A

Monthly Investor Report

Collection Period Payment Date Report Month	November 2021 12/20/2021 32

V. Noteholder Payments

	Note Balance Payment	Interest Payment	Make Whole Payment	Total Payment
Class A-1a Note	$52,473,429.76	$689,917.13	$0.00	$53,163,346.89
Class A-1b Note	$5,830,381.08	$10,283.47	$0.00	$5,840,664.55
Class B Note	$0.00	$173,650.00	$0.00	$173,650.00
Class C Note	$0.00	$143,021.67	$0.00	$143,021.67

Total	$58,303,810.84	$1,016,872.27	$0.00	$59,320,683.11

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a Note	$255.65	$3.00	$0.00	$231.06
Class A-1b Note	$255.65	$0.40	$0.00	$228.46
Class B Note	$1,000.00	$2.52	$0.00	$2.52
Class C Note	$1,000.00	$2.68	$0.00	$2.68

Total	$336.77	$2.69	$0.00	$156.95

	As of Prior Payment Date		As of Current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a Note	$282,559,918.55	0.31	$230,086,488.79	0.26
Class A-1b Note	$31,395,546.50	0.31	$25,565,165.42	0.26
Class B Note	$69,000,000.00	1.00	$69,000,000.00	1.00
Class C Note	$53,300,000.00	1.00	$53,300,000.00	1.00

Total	$436,255,465.05	0.39	$377,951,654.21	0.34

Verizon 2019-A

Monthly Investor Report

Collection Period Payment Date Report Month	November 2021 12/20/2021 32

VI. Reconciliation of Pool Balance and Pool Information

Beginning of Period Pool Balance	$532,092,834.25
Less: Collections, Prepayments in Full, Credit Payments, and Upgrade Payments	$70,049,722.71
Less: Acquired Receivables	$491,235.26
Less: Write Offs	$1,623,398.35
Plus: Principal Balance of Additional Receivables at Cutoff Date	$0.00
Ending of Period Pool Balance	$459,928,477.93

	End of Prior Period	End of Period
Pool Balance	$532,092,834.25	$459,928,477.93
Less: Principal Balance Temporarily Excluded Receivables	$0.00	$0.00
Less: YSOC Amount	$21,852,524.25	$17,879,759.55

Adjusted Pool Balance	$510,240,310.00	$442,048,718.38

Weighted Average Remaining Term (Months)	9.9	9.2
Number of Receivables Outstanding	2,121,110	1,950,668

VII. Overcollateralization Information

		End of Prior Period		End of Period
Adjusted Pool Balance		$510,240,310.00		$442,048,718.38
Greater of (i) and either (ii) or (iii)
(i) 1.00% of the Adjusted Pool Balance as of the Closing Date	1.00%	$12,539,668.71	1.00%	$12,539,668.71
(ii) 14.50% of the Adjusted Pool Balance (Passing Floor Credit Enhancement Composition Tests)	14.50%	$73,984,844.95	14.50%	$64,097,064.17
(iii) 17.50% of the Adjusted Pool Balance (Failing Floor Credit Enhancement Composition Tests)	17.50%	$89,292,054.25	17.50%	$77,358,525.72

Overcollateralization Target Amount	14.50%	$73,984,844.95	14.50%	$64,097,064.17

Excess Receivables (Adjusted Pool Balance - Note Balance - Overcollateralization Target Amount)		$0.00		$0.00

VIII. Reconciliation of Reserve Account

Beginning of Period Reserve Account Balance	$12,539,668.71
Add: Reserve Deposit Amount	$0.00
Less: Reserve Account Draw Amount	$0.00

End of Period Reserve Account Balance	$12,539,668.71

Required Reserve Amount	$12,539,668.71

Verizon 2019-A

Monthly Investor Report

Collection Period Payment Date Report Month	November 2021 12/20/2021 32

IX. Reconciliation of Acquisition Account

Beginning of Period Acquisition Account Balance	$0.00
Add: Acquisition Deposit Amount	$0.00
Less: Aggregate Additional Receivables Cash Transfer Amount	$0.00
Less: Amounts Deposited into Certificate Distribution Account	$0.00

End of Period Acquisition Account Balance	$0.00

X. Reconciliation of Negative Carry Account

Beginning of Period Negative Carry Account Balance	$0.00
Add: Negative Carry Deposit Amount	$0.00
Less: Negative Carry Account Draw Amount	$0.00

End of Period Negative Carry Account Balance	$0.00

Required Negative Carry Amount	$0.00

XI. Write Offs and Delinquent Receivables

	Number of Receivables	Amount	% of End of Period Pool Balance
Written Off Receivables in Current Collection Period	4,998	$1,623,398.35	0.35%
Cumulative Gross Written Off Receivables through Preceding Collection Period	215,454	$89,567,817.44

Cumulative Gross Written Off Receivables for all Collection Periods	220,452	$91,191,215.79

Delinquent Receivables:
1 - 30 Days Delinquent	202,027	$50,437,021.93	10.97%
31 - 60 Days Delinquent	17,384	$4,561,260.48	0.99%
61 - 90 Days Delinquent	6,485	$1,843,101.19	0.40%
91 - 120 Days Delinquent	5,037	$1,545,304.37	0.34%
Over 120 Days Delinquent	6,595	$2,406,352.19	0.52%

Total Delinquent Receivables at the End of Collection Period	237,528	$60,793,040.16	13.22%

Ratio of Aggregate Principal Balance of Written Off Receivables to the Beginning of Collection Period Pool Balance:
Second Preceding Collection Period	0.24%
Proceeding Collection Period	0.28%
Current Collection Period	0.31%
Sum of the three above multiplied by four	3.33%

Ratio of Aggregate Principal Balance of Receivables 91+ Days Delinquent to the End of Collection Period Pool Balance:
Second Preceding Collection Period	0.65%
Proceeding Collection Period	0.76%
Current Collection Period	0.86%
Three Month Average	0.76%

Verizon 2019-A

Monthly Investor Report

Collection Period Payment Date Report Month	November 2021 12/20/2021 32

XII. Monthly Amortization Event Tests

	Ratio	In Compliance?
1) Failure in paying Accrued Note Interest on any Payment Date	N/A	Yes
2) Failure in depositing Required Reserve Amount and Required Negative Carry Amount	N/A	Yes
3) For any Payment Date, the sum of the percentages for each of the prior three Collection Periods calculated as the aggregate Principal Balance of Written Off Receivables during each such Period divided by the aggregate Pool Balance as of the first day of each such Period, multiplied by four, exceeds 10%	3.33%	Yes
4) For any Payment Date, the sum of the percentages for each of the prior three Collection Periods calculated as the aggregate Principal Balance of all Receivables that are 91 days or more Delinquent at the end of each such Period divided by the aggregate Pool Balance as of the last day of each such Period, divided by three, exceeds 2.00%	0.76%	Yes
5) The Adjusted Pool Balance is less than 50% of the aggregate Note Balance of the Notes	117%	Yes

6)  On any Payment Date, the amount of Overcollateralization for the Notes does not equal the Overcollateralization Target Amount; provided, that if the Overcollateralization Target Amount is not reached on any Payment Date solely due to a change in the Overcollateralization Target Amount percentage, such an event will not constitute an “Amortization Event” unless the Overcollateralization Target Amount is not reached by the third month after the related Payment Date

	N/A	Yes
7) Occurrence of a Servicer Termination Event	N/A	Yes
8) Occurrence of an Event of Default	N/A	Yes

Verizon 2019-A

Monthly Investor Report

Collection Period Payment Date Report Month	November 2021 12/20/2021 32

Supplemental Report Regarding Additional Receivable Acquired by the Issuer

XIII. Additional Receivables Acquired by the Issuer

	Acquisition Date	Number of Receivables	Aggregate Principal Balance
First Additional Receivables acquired in the Collection Period		0	$0.00
Second Additional Receivables acquired in the Collection Period

Acquisition Tests	In Compliance
Compliance with the Pool Composition Tests (excluding Temporarily Excluded Receivables) upon Acquisition	Yes
Compliance with the Credit Enhancement Tests upon Acquisition	Yes

XIV. Pool Composition Tests

	In Compliance
	Prior to Purchase	With Purchase	In Compliance
1) The weighted average FICO® Score of the Obligors with respect to the Receivables (excluding Obligors for which FICO® Scores are not available) was at least 685	712	712	Yes
2) Receivables with Obligors for which FICO® Scores are unavailable represent no more than 5.00% of the pool balance	3.57%	3.57%	Yes
3) Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless represent no more than 28.00% of the pool balance	13.88%	13.88%	Yes
4) Receivables with Obligors that have 7 months or more, but less than 24 months of Customer Tenure with Verizon Wireless represent no more than 15.00% of the pool balance	7.29%	7.29%	Yes
5) Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless represent at least 50.00% of the pool balance	64.08%	64.08%	Yes
6) Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 10.00% of the Pool Balance	6.17%	6.17%	Yes
7) Receivables with Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 55.00% of the aggregate principal balance of all Receivables with Obligors that 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless	43.98%	43.98%	Yes
8) Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 30.00% of the aggregate principal balance of all Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless	21.64%	21.64%	Yes

Verizon 2019-A

Monthly Investor Report

Collection Period Payment Date Report Month	November 2021 12/20/2021 32

XV. Floor Credit Enhancement Composition Tests

	In Compliance
	Prior to Purchase	With Purchase	In Compliance
1) The weighted average FICO® Score of the Obligors with respect to the Receivables (excluding Obligors for which FICO® Scores are not available) was at least 700	712	712	Yes
2) Receivables with Obligors for which FICO® Scores are unavailable represent no more than 4.50% of the pool balance	3.57%	3.57%	Yes
3) Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless represent no more than 22.00% of the pool balance	13.88%	13.88%	Yes
4) Receivables with Obligors that have 7 months or more, but less than 24 months of Customer Tenure with Verizon Wireless represent no more than 12.00% of the pool balance	7.29%	7.29%	Yes
5) Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless represent at least 55.00% of the pool balance	64.08%	64.08%	Yes
6) Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 10.00% of the Pool Balance	6.17%	6.17%	Yes
7) Receivables with Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 50.00% of the aggregate principal balance of all Receivables with Obligors that 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless	43.98%	43.98%	Yes
8) Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 27.50% of the aggregate principal balance of all Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless	21.64%	21.64%	Yes

Verizon 2019-A

Monthly Investor Report

Collection Period Payment Date Report Month	November 2021 12/20/2021 32

XVI. Pool Characteristics as of Most Recent Cutoff Date

		Prior to Purchase	With Purchase
Cutoff Date		31-Oct-2021	30-Nov-2021
Number of Receivables		1,950,668	1,950,668
Pool Balance		$459,928,477.93	$459,928,477.93
Average Monthly Payment		$30.36	$30.36
Average Principal Balance		$235.78	$235.78
Weighted Average Remaining Number of Payments		9.2	9.2
Customer Tenure	0-12 Months	13.88%	13.88%
	7-24 Months	7.29%	7.29%
	60+ Months	64.08%	64.08%
Geographic Concentration
	Largest state	CA / 10.02%	CA / 10.02%
	2nd Largest State	NY / 6.25%	NY / 6.25%
	3rd Largest State	TX / 5.93%	TX / 5.93%
Weighted Average non zero FICO® Scores		712	712

Receivables with Obligors with less than 12 months of Customer Tenure with Verizon Wireless and a FICO® Score below 650 (inclusive of Obligors without a FICO® Score)		6.17%	6.17%

Receivables with Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless, and FICO® Scores below 650 (inclusive of Obligors without a FICO® Score) as a percentage of Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless		43.98%	43.98%

Receivables with Obligors with 60 months or more of Customer Tenure with Verizon Wireless and FICO® Scores below 650 (inclusive of Obligors without a FICO® Score) as a percentage of Obligors with 60 months or more of Customer Tenure with Verizon Wireless		21.64%	21.64%

Obligor without a FICO® score		3.57%	3.57%

XVII. Upgrades

	Current Period	To Date
Number of Receivables Upgraded	2,876	123,788
Principal Balance of Receivables Upgraded	$1,155,756.72	$54,527,901.63
Upgrade Payments	$214,421.04	$7,174,010.54
Failure by Marketing Agent to Make Upgrade Payment	No	No

XVIII. Asset Representation Review

Aggregate Principal Balance of 60-Day Delinquent Receivables as a Percentage of the Aggregate Balance of Receivables as of the end of the Collection Period	1.28%
Delinquency Trigger	5.50%

Verizon 2019-A

Monthly Investor Report

Collection Period Payment Date Report Month	November 2021 12/20/2021 32

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report is accurate in all material respects.

Cellco Partnership, as Servicer
Dated: December 9, 2021

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer